Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Payables and Accruals
Unearned revenue	$ 25,828	$ 27,916
Accrued off-hire	1,802	1,688
Accrued purchases	4,187	3,335
Accrued interest	10,855	12,393
Other accruals	8,007	6,238
Total	$ 50,679	$ 51,570